Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

12. FAIR VALUE MEASUREMENTS

The following table summarizes the Company's financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 at September 30, 2011 and 2010, respectively:

		Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,000,121	$-	$1,000,121	$-
Interest rate swaps	3,312,176	-	3,312,176	-
Natural gas derivative	-	-	-	-
Total	$4,312,297	$-	$4,312,297	$-

		Fair Value Measurements - September 30, 2010
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$980,334	$-	$980,334	$-
Interest rate swaps	3,536,545	-	3,536,545	-
Natural gas derivative	83,160	-	83,160	-

Total	$4,600,039	$-	$4,600,039	$-

Under the asset management contract, a timing difference can exist between the payment for natural gas purchases and the actual receipt of such purchases. Payments are made based on a predetermined monthly volume with the price based on weighted average first of the month index prices corresponding to the month of the scheduled payment. At September 30, 2011 and 2010, the Company had recorded a liability in accounts payable reflecting the estimated fair value of the liability valued at the corresponding first of month index prices for which the liability was expected to be settled.

The fair value of the interest rate swaps, included in the line item "Fair value of marked-to-market transactions", is determined by using the counterparty's proprietary models and certain assumptions regarding past, present and future market conditions.

The fair value of the natural gas derivatives, included in the line item "Fair Value of marked-to-market transactions", is determined by applying the NYMEX futures prices to the hedged volumes for each month covered by the derivative contracts. The Company had no outstanding natural gas derivatives at September 30, 2011.

The Company's nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis consist of its asset retirement obligations. The asset retirement obligations are measured at fair value at initial recognition based on expected future cash flows to settle the obligation.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable (with the exception of the timing difference under the asset management contract), customer credit balances and customer deposits is a reasonable estimate of fair value due to the short-term nature of these financial instruments. The following table summarizes the fair value of the Company's financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2011 and 2010.

	September 30, 2011		September 30, 2010

	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Assets:
Notes receivable	$1,420,540	$1,403,286	$1,126,000	$1,156,755

Liabilities:
Long-termdebt	28,000,000	29,539,742	28,000,000	29,452,040

Notes receivable are composed of $277,770 in current assets and $1,142,770 in other assets at September 30, 2011 and $87,000 in current assets and $1,039,000 in other assets at September 30, 2010. Long-term debt includes current maturities of long-term debt of $15,000,000.

The fair value of the notes receivable is estimated by discounting future cash flows based on a range of rates for similar investments adjusted for management's expectation of credit and other risks. The fair value of long-term debt is estimated by discounting the future cash flows of the fixed rate debt at rates extrapolated based on current market conditions. The variable rate long-term debt has interest rate swaps that effectively convert such debt to a fixed rate. The values of the swap agreements are included in the first table above.

FASB ASC 825 – Financial Instruments requires disclosures regarding concentrations of credit risk from financial instruments. Cash equivalents are investments in high-grade, short-term securities (original maturity less than three months), placed with financially sound institutions. Accounts receivable are from a diverse group of customers including individuals and small and large companies in various industries. At September 30, 2011 and 2010, no single customer accounted for more than 5% of the total accounts receivable balance. The Company maintains certain credit standards with its customers and requires a customer deposit if such evaluation warrants. The Company is also exposed to credit risk of nonperformance by the counterparty on its commodity-based collar agreements. The Company uses financially sound institutions to mitigate the risk of nonperformance on these contracts.